UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 40.1%
Aerospace & Defense – 0.5%
77,762	The Boeing Co.	$ 11,304,262

Auto Components – 0.3%
495,404	Nokian Renkaat OYJ ADR	5,697,920

Automobiles – 0.2%
124,713	General Motors Co.	4,068,138

Beverages – 0.6%
50,480	Anheuser-Busch InBev NV ADR	6,162,094
76,889	PepsiCo, Inc.	7,210,650

		13,372,744

Capital Markets – 2.2%
679,645	AllianceBernstein Holding LP	16,420,223
86,570	Ameriprise Financial, Inc.	10,816,056
1,018,199	Ares Capital Corp.	16,953,013

		44,189,292

Commercial Banks – 2.8%
354,848	Australia & New Zealand Banking Group Ltd. ADR	9,066,366
226,517	BB&T Corp.	7,993,785
515,851	JPMorgan Chase & Co.	28,051,977
242,890	Wells Fargo & Co.	12,610,849

		57,722,977

Commercial Services & Supplies – 0.7%
264,085	Waste Management, Inc.	13,581,892

Communications Equipment – 1.4%
531,521	Cisco Systems, Inc.	14,013,551
108,433	QUALCOMM, Inc.	6,772,725
617,392	Telefonaktiebolaget LM Ericsson ADR	7,488,965

		28,275,241

Computers & Peripherals – 1.5%
99,543	Apple, Inc.	11,662,458
289,111	EMC Corp.	7,496,648
318,775	Hewlett-Packard Co.	11,517,341

		30,676,447

Consumer Finance – 0.8%
56,741	Capital One Financial Corp.	4,154,009
603,302	Navient Corp.	11,909,181

		16,063,190

Containers & Packaging – 0.7%
190,418	Packaging Corp. of America	14,443,205

Diversified Telecommunication Services – 1.6%
232,136	AT&T, Inc.	7,641,917
428,259	Telefonica SA ADR	6,385,342
424,856	Verizon Communications, Inc.	19,420,168

		33,447,427

Shares	Description	Value
Common Stocks – (continued)
Electric Utilities – 1.6%
536,816	FirstEnergy Corp.	$ 21,649,789
106,430	NextEra Energy, Inc.	11,626,413

		33,276,202

Food & Staples Retailing – 0.4%
96,080	Wal-Mart Stores, Inc.	8,164,878

Food Products – 0.7%
403,672	ConAgra Foods, Inc.	14,302,099

Health Care Providers & Services – 0.4%
107,575	Cardinal Health, Inc.	8,949,164

Hotels, Restaurants & Leisure – 0.4%
111,403	Starwood Hotels & Resorts Worldwide, Inc.	8,017,674

Household Products – 0.6%
149,755	The Procter & Gamble Co.	12,622,849

Industrial Conglomerates – 1.9%
1,622,122	General Electric Co.	38,752,495

Insurance – 2.9%
179,234	Arthur J. Gallagher & Co.	7,963,367
492,601	Direct Line Insurance Group PLC ADR	9,211,639
49,171	Everest Re Group Ltd.	8,426,926
205,096	MetLife, Inc.	9,536,964
149,647	Prudential Financial, Inc.	11,355,214
162,626	Validus Holdings Ltd.	6,448,121
187,227	Zurich Insurance Group AG ADR*	6,199,086

		59,141,317

Machinery – 0.2%
387,979	Volvo AB ADR	4,543,234

Media – 0.5%
146,028	Viacom, Inc. Class B	9,407,124

Multi-Utilities – 0.5%
171,028	PG&E Corp.	10,058,157

Oil, Gas & Consumable Fuels – 5.9%
195,701	DCP Midstream Partners LP	7,344,658
178,332	Devon Energy Corp.	10,748,070
224,363	Energy Transfer Partners LP	13,775,888
211,338	Enterprise Products Partners LP	7,278,481
116,457	Exxon Mobil Corp.	10,180,671
114,465	MarkWest Energy Partners LP	6,745,422
154,039	ONEOK Partners LP	6,367,972
214,519	Plains All American Pipeline LP	10,637,997
292,726	Regency Energy Partners LP	7,511,349
39,680	Rose Rock Midstream LP	1,692,749
120,986	Royal Dutch Shell PLC ADR Class A	7,434,590

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
115,975	Spectra Energy Partners LP	$ 6,303,241
181,481	Targa Resources Partners LP	8,175,719
87,234	Teekay LNG Partners LP	3,250,339
75,167	The Williams Cos., Inc.	3,296,825
199,933	Total SA ADR	10,298,549

		121,042,520

Pharmaceuticals – 3.9%
158,747	Bristol-Myers Squibb Co.	9,567,682
97,461	Eli Lilly & Co.	7,017,192
202,830	Merck & Co., Inc.	12,226,592
71,508	Novartis AG ADR	6,964,879
1,051,504	Pfizer, Inc.	32,859,500
224,810	Sanofi ADR	10,361,493

		78,997,338

Real Estate Investment Trusts – 2.1%
365,817	Brixmor Property Group, Inc.	9,913,641
780,169	Starwood Property Trust, Inc.	18,669,444
1,423,919	Two Harbors Investment Corp.	14,694,844

		43,277,929

Semiconductors & Semiconductor Equipment – 1.0%
232,125	Altera Corp.	7,642,715
376,731	Maxim Integrated Products, Inc.	12,466,029

		20,108,744

Software – 0.8%
394,855	Microsoft Corp.	15,952,142

Specialty Retail – 1.4%
153,727	L Brands, Inc.	13,009,916
374,809	The Gap, Inc.	15,438,383

		28,448,299

Thrifts & Mortgage Finance – 0.6%
748,909	New York Community Bancorp, Inc.	11,570,644

Tobacco – 0.5%
175,448	Altria Group, Inc.	9,316,289

Wireless Telecommunication Services – 0.5%
305,014	Vodafone Group PLC ADR	10,715,142

TOTAL COMMON STOCKS		$ 819,506,975

Shares	Rate	Value
Preferred Stocks – 4.7%
Commercial Banks(a) – 0.3%
CoBank ACB
45,662	6.200%	$ 4,611,862
10,000	6.250	1,033,500

		5,645,362

Consumer Finance – 1.0%
Capital One Financial Corp.
175,000	6.000	4,408,250

Shares	Rate	Value
Preferred Stocks – (continued)
Consumer Finance – (continued)
Citigroup Capital XIII(a)
145,263	7.875%	$ 3,842,206
GMAC Capital Trust I(a)
154,150	8.125	4,054,145
Merrill Lynch Capital Trust I(a)
121,418	6.450	3,085,232
Morgan Stanley(a)
183,597	6.375	4,756,998

		20,146,831

Diversified Telecommunication Services – 0.7%
Intelsat SA
60,000	5.750	2,628,600
Verizon Communications, Inc.
473,800	5.900	12,584,128

		15,212,728

Electric Utilities – 0.6%
Exelon Corp.
80,000	6.500	4,188,800
SCE Trust III(a)
320,000	5.750	8,758,400

		12,947,200

Food Products – 0.5%
Tyson Foods, Inc.
190,700	4.750	9,224,159

Real Estate Investment Trusts – 1.6%
DDR Corp.
110,000	6.250	2,891,900
DuPont Fabros Technology, Inc.
76,935	7.625	2,022,621
Public Storage
341,145	5.750	8,699,197
Taubman Centers, Inc.
310,213	6.500	8,304,402
Ventas Realty LP/Ventas Capital Corp.
120,000	5.450	3,066,000
Vornado Realty Trust
300,877	6.625	7,747,583

		32,731,703

TOTAL PREFERRED STOCKS		$ 95,907,983

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 44.0%
Aerospace & Defense(b)(c) – 0.2%
Moog, Inc.
$4,000,000	5.250%	12/01/22	$ 4,080,000

Airlines(b) – 0.1%
Air Canada
2,769,524	5.375	11/15/22	2,861,472

Banks – 8.1%
American Express Co.(a)(c)
5,100,000	5.200	11/15/49	5,156,100
Banco Santander SA(a)(c)
7,200,000	6.375	05/19/49	7,074,000

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp.(a)(c)
	$7,075,000	5.125%		06/17/49	$ 6,933,500
	4,850,000	6.250		09/25/49	4,947,000
	3,200,000	6.500		10/23/49	3,344,000
Barclays PLC(a)(c)
	5,100,000	6.625		09/15/49	4,921,500
BPCE SA(b)
	5,000,000	4.625		07/11/24	5,125,005
Citigroup, Inc.(a)(c)
	9,300,000	5.900		02/15/49	9,276,750
	5,075,000	6.300		05/15/49	5,100,375
Credit Agricole SA(a)(c)
GBP	938,000	5.000		06/20/49	1,438,869
	2,000,000	7.500		06/23/49	2,993,575
Credit Suisse Group AG(a)(b)(c)
	$14,450,000	7.500		12/11/49	15,172,500
	200,000	6.250		12/18/49	192,250
Deutsche Bank AG(a)(c)
EUR	4,700,000	6.000		04/30/49	5,281,894
	$1,600,000	7.500		04/30/49	1,568,000
Intesa Sanpaolo SPA(b)
	9,100,000	5.017		06/26/24	9,379,721
JPMorgan Chase & Co.(a)(c)
	14,150,000	6.125		04/30/49	14,428,571
	4,000,000	6.100		10/01/49	4,090,000
KBC Groep NV(a)(c)
EUR	8,800,000	5.625		03/19/49	9,794,837
Lloyds Banking Group PLC(a)(c)
GBP	4,865,000	7.000		06/27/49	7,309,349
	$8,205,000	7.500		06/27/49	8,389,612
GBP	2,000,000	7.625		06/27/49	3,034,995
Royal Bank of Scotland Group PLC
	$5,000,000	5.125		05/28/24	5,282,327
Stichting AK Rabobank Certificaten
EUR	11,000,000	6.500		12/29/49	13,489,654
Wells Fargo & Co.(a)(c)
	$11,400,000	5.875		06/15/49	11,913,000

					165,637,384

Building Materials(c) – 0.4%
HD Supply, Inc.
	4,000,000	7.500		07/15/20	4,190,000
	3,000,000	5.250	(b)	12/15/21	3,082,500

					7,272,500

Chemicals – 0.6%
Ashland, Inc.(c)
	2,000,000	4.750		08/15/22	2,035,000
	4,000,000	6.875		05/15/43	4,310,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC(c)
	2,400,000	8.875		02/01/18	2,076,000
PQ Corp.(b)(c)
	3,000,000	8.750		05/01/18	3,075,000
WR Grace & Co.(b)
	450,000	5.125		10/01/21	468,000
	300,000	5.625		10/01/24	321,750

					12,285,750

Consumer Cyclical Services - Business(c) – 1.9%
CoreLogic, Inc.
	5,000,000	7.250		06/01/21	5,262,500
Equinix, Inc.
	5,000,000	5.375		01/01/22	5,175,000
	6,000,000	5.375		04/01/23	6,195,000
	2,300,000	5.750		01/01/25	2,392,000

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Consumer Cyclical Services - Business(c) – (continued)
First Data Corp.(b)
$4,000,000	8.250%	01/15/21	$ 4,270,000
Sabre, Inc.(b)
4,150,000	8.500	05/15/19	4,461,250
WEX, Inc.(b)
11,001,000	4.750	02/01/23	10,835,985

			38,591,735

Consumer Cyclical Services - Rental Equipment(b)(c) – 0.6%
Ahern Rentals, Inc.
5,250,000	9.500	06/15/18	5,381,250
Algeco Scotsman Global Finance PLC
3,000,000	8.500	10/15/18	2,947,500
2,700,000	10.750	10/15/19	2,065,500
Jurassic Holdings III, Inc.
2,850,000	6.875	02/15/21	2,436,750

			12,831,000

Consumer Products(c) – 0.3%
Sally Holdings LLC
900,000	6.875	11/15/19	958,500
Spectrum Brands, Inc.
5,000,000	6.625	11/15/22	5,337,500

			6,296,000

Consumer Products - Industrial(c) – 0.6%
ADS Waste Holdings, Inc.
12,000,000	8.250	10/01/20	12,060,000

Diversified Manufacturing(b)(c) – 0.1%
AECOM Technology Corp.
1,050,000	5.750	10/15/22	1,097,687
1,350,000	5.875	10/15/24	1,407,136

			2,504,823

Electric(c) – 0.3%
Puget Sound Energy, Inc.(a)
550,000	6.974	06/01/67	558,938
RJS Power Holdings LLC(b)
6,000,000	5.125	07/15/19	5,820,000

			6,378,938

Energy – 2.7%
Antero Resources Finance Corp.(c)
5,000,000	6.000	12/01/20	5,012,500
1,000,000	5.375	11/01/21	975,000
Chaparral Energy, Inc.(c)
6,000,000	8.250	09/01/21	3,480,000
Halcon Resources Corp.(c)
3,000,000	9.750	07/15/20	1,995,000
6,000,000	8.875	05/15/21	3,990,000
Magnum Hunter Resources Corp.(c)
2,000,000	9.750	05/15/20	1,460,000
MEG Energy Corp.(b)(c)
5,375,000	6.375	01/30/23	4,783,750
9,000,000	7.000	03/31/24	8,145,000
Nexen Energy ULC
5,000	6.400	05/15/37	6,448
50,000	7.500	07/30/39	74,089
NRG Energy, Inc.(c)
4,000,000	7.875	05/15/21	4,310,000

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Oasis Petroleum, Inc.(c)
$3,650,000	6.875%		03/15/22	$ 3,358,000
Peabody Energy Corp.(c)
1,000,000	4.750		12/15/41	479,416
Seadrill Ltd.(b)
10,000,000	6.125		09/15/20	7,800,000
SM Energy Co.(c)
4,425,000	5.000		01/15/24	3,971,437
Transocean, Inc.
5,600,000	6.375		12/15/21	4,564,000

				54,404,640

Entertainment(b)(c) – 0.5%
WMG Acquisition Corp.
10,500,000	5.625		04/15/22	10,395,000

Financial Co. - Non Captive(c) – 0.9%
GE Capital Trust I(a)
74,000	6.375		11/15/67	79,920
Harbinger Group, Inc.
5,775,000	7.875		07/15/19	6,121,500
Nationstar Mortgage LLC/Nationstar Capital Corp.
1,000,000	6.500		08/01/18	927,500
6,000,000	6.500		07/01/21	5,190,000
Speedy Cash Intermediate Holdings Corp.(b)
6,670,000	10.750		05/15/18	6,136,400

				18,455,320

Food & Beverage – 1.9%
B&G Foods, Inc.(c)
4,500,000	4.625		06/01/21	4,500,000
Chiquita Brands International, Inc./Chiquita Brands LLC(c)
339,000	7.875		02/01/21	367,815
Cott Beverages, Inc.(b)(c)
7,575,000	5.375		07/01/22	6,798,563
HJ Heinz Co.(b)(c)
6,150,000	4.875		02/15/25	6,165,375
Post Holdings, Inc.(c)
6,250,000	6.750	(b)	12/01/21	6,156,250
6,250,000	7.375		02/15/22	6,375,000
6,300,000	6.000	(b)	12/15/22	6,000,750
The WhiteWave Foods Co.
1,450,000	5.375		10/01/22	1,526,125

				37,889,878

Gaming – 1.1%
CyrusOne LP/CyrusOne Finance Corp.(c)
2,449,000	6.375		11/15/22	2,534,715
GLP Capital LP/GLP Financing II, Inc.(c)
4,600,000	5.375		11/01/23	4,784,000
MGM Resorts International
3,500,000	7.750		03/15/22	3,885,000
12,075,000	6.000		03/15/23	12,195,750

				23,399,465

Health Care – 2.6%
Amsurg Corp.(b)(c)
6,000,000	5.625		07/15/22	6,210,000
CHS/Community Health Systems, Inc.(c)
18,000,000	6.875		02/01/22	19,170,000
Crimson Merger Sub, Inc.(b)(c)
13,000,000	6.625		05/15/22	11,277,500

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Health Care – (continued)
Fresenius Medical Care US Finance II, Inc.(b)
	$5,000,000	5.875%	01/31/22	$ 5,575,000
HCA, Inc.
	2,000,000	5.875	03/15/22	2,230,000
	9,000,000	4.750	05/01/23	9,427,500

				53,890,000

Health Care - Pharmaceuticals(b)(c) – 0.3%
Valeant Pharmaceuticals International
	5,000,000	6.750	08/15/21	5,262,500

Health Care - Services – 0.5%
HCA, Inc.
	5,000,000	5.000	03/15/24	5,337,500
MPT Operating Partnership LP/MPT Finance Corp.(c)
	1,320,000	6.375	02/15/22	1,419,000
	2,355,000	5.500	05/01/24	2,484,525

				9,241,025

Home Construction – 0.9%
Brookfield Residential Properties, Inc.(b)(c)
	3,500,000	6.500	12/15/20	3,605,700
	3,000,000	6.125	07/01/22	3,045,600
MDC Holdings, Inc.(c)
	2,000,000	5.500	01/15/24	1,980,530
	2,000,000	6.000	01/15/43	1,716,182
TRI Pointe Holdings, Inc.(b)
	3,000,000	4.375	06/15/19	2,857,500
William Lyon Homes, Inc.(c)
	2,000,000	5.750	04/15/19	1,985,000
	3,000,000	7.000	08/15/22	3,000,000

				18,190,512

Lodging(b)(c) – 0.1%
MCE Finance Ltd.
	3,000,000	5.000	02/15/21	2,812,500

Media - Cable – 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp.(c)
	4,000,000	5.750	09/01/23	4,060,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.(b)(c)
	8,000,000	5.125	12/15/21	7,840,000
DISH DBS Corp.
	4,050,000	5.875	11/15/24	4,070,250
Numericable Group SA(b)(c)
	8,000,000	6.000	05/15/22	8,160,000
Virgin Media Secured Finance PLC(c)
GBP	5,125,000	6.000	04/15/21	8,137,820
Ziggo Bond Finance BV(b)(c)
	$1,600,000	5.875	01/15/25	1,632,368

				33,900,438

Media - Non Cable(c) – 2.9%
Ancestry.com, Inc.
	2,000,000	11.000	12/15/20	2,175,000
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.(b)
	2,750,000	5.875	03/15/25	2,853,125
Getty Images, Inc.(b)
	1,242,000	7.000	10/15/20	869,400
iHeartCommunications, Inc.
	12,000,000	9.000	12/15/19	11,700,000

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Non Cable(c) – (continued)
Nielsen Finance LLC/Nielsen Finance Co.(b)
	$9,550,000	5.000%		04/15/22	$ 9,550,000
Sirius XM Radio, Inc.(b)
	2,680,000	4.625		05/15/23	2,519,200
	16,000,000	6.000		07/15/24	16,360,000
VeriSign, Inc.
	500,000	4.625		05/01/23	500,000
Videotron Ltd.(b)
	12,000,000	5.375		06/15/24	12,360,000

					58,886,725

Packaging – 1.7%
Ardagh Packaging Finance PLC(b)(c)
	4,000,000	6.250		01/31/19	3,905,000
	2,500,000	9.125		10/15/20	2,646,875
	132,353	7.000		11/15/20	130,202
	10,150,000	6.000		06/30/21	9,541,000
BWAY Holding Co.(b)(c)
	5,000,000	9.125		08/15/21	5,025,000
Reynolds Group Issuer, Inc.(c)
	5,000,000	9.875		08/15/19	5,312,500
Sealed Air Corp.(b)
	4,000,000	5.250	(c)	04/01/23	4,160,000
	1,750,000	5.125	(c)	12/01/24	1,798,125
	2,490,000	6.875		07/15/33	2,577,150

					35,095,852

Pipelines – 0.7%
Enterprise Products Operating LLC(a)(c)
	100,000	8.375		08/01/66	105,750
	1,000,000	7.000		06/01/67	1,017,500
Sabine Pass Liquefaction LLC
	4,000,000	6.250		03/15/22	4,140,000
The Williams Cos., Inc.
	8,000,000	7.500		01/15/31	8,656,719

					13,919,969

Property/Casualty Insurance – 0.2%
MetLife, Inc.(c)
	200,000	6.400		12/15/36	227,000
Scottish Widows PLC
GBP	1,400,000	7.000		06/16/43	2,840,655
Transatlantic Holdings, Inc.
	$75,000	8.000		11/30/39	113,174

					3,180,829

Real Estate(c) – 0.3%
DuPont Fabros Technology LP
	5,000,000	5.875		09/15/21	5,175,000

Restaurants(b)(c) – 0.4%
Seminole Hard Rock Entertainment, Inc.
	8,950,000	5.875		05/15/21	8,905,250

Retailers – 0.9%
L Brands, Inc.
	6,000,000	5.625		02/15/22	6,495,000
Neiman Marcus Group Ltd., Inc.(b)(c)
	7,000,000	8.000		10/15/21	7,227,500
The Men’s Wearhouse, Inc.(b)(c)
	4,000,000	7.000		07/01/22	4,120,000
The Neiman Marcus Group, Inc.
	1,500,000	7.125		06/01/28	1,511,250

					19,353,750

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Retailers - Food & Drug(c) – 1.0%
BI-LO LLC/BI-LO Finance Corp.(b)
	$10,200,000	8.625	%(d)	09/15/18	$ 8,466,000
	2,000,000	9.250		02/15/19	1,950,000
Ingles Markets, Inc.
	9,000,000	5.750		06/15/23	9,112,500

					19,528,500

Technology - Software(c) – 1.0%
BMC Software Finance, Inc.(b)
	5,000,000	8.125		07/15/21	4,381,250
IHS, Inc.(b)
	4,000,000	5.000		11/01/22	4,030,000
Infor (US), Inc.
	4,895,000	9.375		04/01/19	5,262,125
MSCI, Inc.(b)
	1,400,000	5.250		11/15/24	1,459,500
Nuance Communications, Inc.(b)
	6,000,000	5.375		08/15/20	6,045,000

					21,177,875

Transportation(c) – 0.5%
Aguila 3 SA
	1,000,000	7.875	(b)	01/31/18	980,000
CHF	5,000,000	7.875		01/31/18	5,254,847
Florida East Coast Holdings Corp.(b)
	$5,000,000	6.750		05/01/19	4,975,000

					11,209,847

Wireless Telecommunications – 7.3%
Altice Financing SA(c)
EUR	4,500,000	6.500		01/15/22	5,440,948
	$2,250,000	6.625	(b)	02/15/23	2,250,000
Altice Finco SA(b)(c)
	2,000,000	8.125		01/15/24	2,070,000
Crown Castle International Corp.
	12,000,000	5.250		01/15/23	12,300,000
Digicel Group Ltd.(b)(c)
	3,800,000	8.250		09/30/20	3,686,000
	7,000,000	7.125		04/01/22	6,265,000
Digicel Ltd.(b)(c)
	950,000	7.000		02/15/20	940,500
Inmarsat Finance PLC(b)(c)
	2,700,000	4.875		05/15/22	2,693,250
Intelsat Jackson Holdings SA(c)
	12,000,000	6.625		12/15/22	12,300,000
	6,000,000	5.500		08/01/23	5,940,000
Intelsat Luxembourg SA(c)
	6,000,000	7.750		06/01/21	5,955,000
	4,050,000	8.125		06/01/23	4,090,500
SBA Communications Corp.(c)
	1,250,000	4.875		07/15/22	1,215,625
	12,250,000	4.875	(b)	07/15/22	11,913,125
Softbank Corp.(b)
	7,000,000	4.500		04/15/20	6,965,000
Sprint Capital Corp.
	5,500,000	6.875		11/15/28	5,066,875

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wireless Telecommunications – (continued)
Sprint Corp.
$7,000,000	7.250%	09/15/21	$ 7,008,750
16,000,000	7.875	09/15/23	16,280,000
7,500,000	7.125	06/15/24	7,312,500
T-Mobile USA, Inc.(c)
2,000,000	6.250	04/01/21	2,065,000
8,200,000	6.625	04/01/23	8,487,000
VimpelCom Holdings BV
1,000,000	7.504	03/01/22	819,900
Wind Acquisition Finance SA(b)(c)
5,700,000	4.750	07/15/20	5,550,375
9,750,000	7.375	04/23/21	9,457,500
Ymobile Corp.(b)(c)
2,405,000	8.250	04/01/18	2,522,244

			148,595,092

Wirelines Telecommunications – 0.7%
Frontier Communications Corp.
7,776,000	8.500	04/15/20	8,709,120
5,000,000	6.875 (c)	01/15/25	5,062,500

			13,771,620

TOTAL CORPORATE OBLIGATIONS			$ 897,441,189

Mortgage-Backed Obligations – 0.1%
Collateralized Mortgage Obligations – 0.1%
Adjustable Rate Non-Agency(a) – 0.1%
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1
$174,495	0.470%	08/25/35	$ 151,152
Countrywide Alternative Loan Trust Series 2005-38, Class A3
191,312	0.520	09/25/35	164,763
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
12,250	2.409	11/20/34	11,621
JPMorgan Alternative Loan Trust Series 2005-A2, Class 1A1
161,872	0.430	01/25/36	147,566
Merrill Lynch Alternative Note Asset Trust Series 2007-0AR3, Class A1
400,613	0.358	07/25/47	296,635
Structured Adjustable Rate Mortgage Loan Trust Series 2004-06, Class 3A2
157,192	2.403	06/25/34	161,025
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
84,275	2.589	08/25/33	85,152

			1,017,914

Interest Only(e) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
59,188	5.250	07/25/33	130
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
38,819	0.123	08/25/33	238
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
8,977	0.320	07/25/33	102

			470

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 1,018,384

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 0.0%
Home Equity(a) – 0.0%
Countrywide Home Equity Loan Trust Series 2003-D, Class A
$1,909	0.427%	06/15/29	$ 1,902
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A
67,597	0.447	02/15/34	59,902

			61,804

Manufactured Housing – 0.0%
Mid-State Trust Series 4, Class A
40,477	8.330	04/01/30	41,551

TOTAL ASSET-BACKED SECURITIES			$ 103,355

Senior Term Loans(f) – 6.4%
Aerospace – 0.2%
Transdigm, Inc.
$1,994,987	3.750%	06/04/21	$ 1,965,422
2,810,660	3.750	02/28/20	2,768,050

			4,733,472

Automotive - Parts – 0.1%
Gates Global LLC
1,995,000	4.250	07/05/21	1,943,130

Building Materials – 0.1%
HD Supply, Inc.
2,050,000	4.000	06/28/18	2,029,500

Chemicals – 0.3%
MacDermid, Inc.
850,000	4.750	06/07/20	848,088
US Coatings Acquisition, Inc.
4,961,825	3.750	02/01/20	4,856,386

			5,704,474

Consumer Cyclical Services - Business – 0.3%
First Data Corp.
6,850,000	3.668	03/24/17	6,767,800

Electric – 0.3%
Calpine Corp.
6,862,500	4.000	04/01/18	6,811,031

Energy – 0.2%
American Energy - Marcellus LLC
850,000	8.500	08/04/21	635,375
Magnum Hunter Resources Corp.
3,316,688	8.500	10/22/19	3,167,437

			3,802,812

Environmental – 0.1%
EnergySolutions LLC
1,735,036	6.750	05/29/20	1,731,236

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(f) – (continued)
Food & Beverage – 0.4%
Diamond Foods, Inc.
$2,810,804	4.250%	08/20/18	$ 2,791,494
Performance Food Group, Inc.
4,303,157	6.250	11/14/19	4,211,714

			7,003,208

Health Care – 0.1%
Community Health Systems, Inc.
1,840,704	4.250	01/27/21	1,838,587

Health Care - Services – 0.8%
Envision Healthcare Corp.
7,785,069	4.000	05/25/18	7,738,359
MPH Acquisition Holdings LLC
5,114,706	3.750	03/31/21	4,982,286
Sedgwick Claims Management Services, Inc.
3,850,000	6.750	02/28/22	3,609,375
U.S. Renal Care, Inc.
191,000	10.250	01/03/20	191,955

			16,521,975

Lodging – 0.1%
Hilton Worldwide Finance LLC
2,836,538	3.500	10/26/20	2,799,550

Media - Broadcasting & Radio – 0.2%
Getty Images, Inc.
3,871,296	4.750	10/18/19	3,495,315

Media - Cable – 0.5%
Charter Communications Operating LLC
6,960,509	4.250	09/12/21	6,987,515
Virgin Media Investment Holdings Ltd.
2,975,000	3.500	06/07/20	2,925,318

			9,912,833

Media - Non Cable – 0.4%
Affinion Group, Inc.
1,950,000	8.500	10/12/18	1,664,812
Checkout Holding Corp.
7,005,737	4.500	04/09/21	6,655,451

			8,320,263

Packaging – 0.1%
Berry Plastics Holding Group, Inc.
1,821,329	3.750	01/06/21	1,794,300

Restaurants – 0.2%
1011778 B.C. Unlimited
4,450,000	4.500	12/12/21	4,451,691

Retailers – 0.6%
Burlington Coat Factory Warehouse Corp.
2,747,313	4.250	08/13/21	2,722,119
Neiman Marcus Group Ltd., Inc.
6,192,443	4.250	10/25/20	5,997,134
True Religion Apparel, Inc.
4,197,750	5.875	07/30/19	3,798,964

			12,518,217

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(f) – (continued)
Retailers - Food & Drug – 0.1%
Rite Aid Corp.
$1,750,000	4.875%	06/21/21	$ 1,748,915

Services Cyclical - Business Services – 0.2%
ADS Waste Holdings, Inc.
2,966,921	3.750	10/09/19	2,877,913

Technology - Software/Services – 0.8%
Aspect Software, Inc.
1,973,333	7.250	05/07/16	1,924,000
Avago Technologies Cayman Ltd.
5,984,962	3.750	05/06/21	5,971,496
BMC Software Finance, Inc.
4,927,660	5.000	09/10/20	4,764,456
Micro Focus International PLC
2,975,000	4.500	11/20/19	2,858,231
Tibco Software Inc.
1,625,000	5.500	11/25/15	1,620,938

			17,139,121

Wireless Telecommunications – 0.1%
Intelsat Jackson Holdings Ltd.
1,975,000	3.750	06/30/19	1,950,806

Wirelines Telecommunications – 0.2%
Level 3 Financing, Inc.
4,850,000	4.000	08/01/19	4,803,925

TOTAL SENIOR TERM LOANS			$ 130,700,074

Shares	Description	Value
Investment Companies(g) – 4.5%
89,930,325	Goldman Sachs Financial Square Funds - Government Fund	$ 89,930,325
429,565	Goldman Sachs High Yield Fund	2,903,859

TOTAL INVESTMENT COMPANIES		$ 92,834,184

TOTAL INVESTMENTS – 99.8%		$2,037,512,144

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		3,765,799

NET ASSETS – 100.0%		$2,041,277,943

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at January 31, 2015.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $386,288,583, which represents approximately 18.9% of net assets as of January 31, 2015.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Pay-in-kind securities.

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at January 31, 2015. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(g)	Represents an affiliated issuer.

Currency Abbreviations:
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound

Investment Abbreviations:
ADR	— American Depositary Receipt
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
SPA	— Stand-by Purchase Agreement

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Royal Bank of Canada	USD/GBP	02/25/15	$31,430,120	$99,829

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Citibank NA (London)	USD/CHF	02/10/15	$5,668,170	$(237,355)
HSBC Bank PLC	GBP/USD	02/25/15	3,508,905	(14,627)
JPMorgan Securities, Inc.	USD/EUR	03/11/15	39,767,891	(168,595)
	EUR/USD	03/11/15	2,146,638	(2,650)
	GBP/USD	02/25/15	2,273,541	(1,913)
UBS AG (London)	EUR/USD	03/11/15	471,160	(2,993)

TOTAL				$(428,133)

FUTURES CONTRACTS — At January 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	227	March 2015	$40,618,813	$2,903,802
2 Year U.S. Treasury Notes	507	March 2015	111,421,172	447,470
5 Year U.S. Treasury Notes	1,052	March 2015	127,653,625	2,413,381
10 Year U.S. Treasury Notes	(1,079)	March 2015	(141,214,125)	(3,013,909)
20 Year U.S. Treasury Bonds	(676)	March 2015	(102,266,125)	(6,283,739)

TOTAL				$(3,532,995)

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,033,444,150

Gross unrealized gain	82,756,105
Gross unrealized loss	(78,688,111)

Net unrealized security gain	$4,067,994

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 95.9%
Aerospace & Defense – 2.1%
700,600	United Technologies Corp.	$ 80,414,868

Beverages – 2.4%
1,000,680	PepsiCo., Inc.	93,843,770

Capital Markets – 4.1%
1,389,700	Franklin Resources, Inc.	71,611,241
1,124,635	T. Rowe Price Group, Inc.	88,531,267

		160,142,508

Chemicals – 11.8%
976,700	Ecolab, Inc.	101,352,159
842,800	Monsanto Co.	99,433,544
450,600	Praxair, Inc.	54,337,854
412,000	The Sherwin-Williams Co.	111,763,240
1,092,708	The Valspar Corp.	91,164,629

		458,051,426

Communications Equipment – 4.4%
1,016,800	Harris Corp.	68,257,784
1,663,600	QUALCOMM, Inc.	103,908,456

		172,166,240

Food & Staples Retailing – 2.3%
911,000	CVS Health Corp.	89,423,760

Food Products – 3.8%
1,426,600	Hormel Foods Corp.	73,070,452
494,200	McCormick & Co., Inc.	35,280,938
499,575	Nestle SA ADR	38,222,483

		146,573,873

Health Care Providers & Services – 2.8%
1,326,700	Cardinal Health, Inc.	110,368,173

Household Products – 2.5%
1,219,600	Church & Dwight Co., Inc.	98,690,032

Industrial Conglomerates – 2.6%
666,900	Roper Industries, Inc.	102,929,346

Insurance – 1.9%
1,395,500	HCC Insurance Holdings, Inc.	74,435,970

IT Services – 1.8%
858,000	Automatic Data Processing, Inc.	70,810,740

Leisure Equipment & Products – 2.6%
702,100	Polaris Industries, Inc.	101,516,639

Machinery – 2.2%
751,600	Parker Hannifin Corp.	87,531,336

Oil, Gas & Consumable Fuels – 21.0%
675,828	Access Midstream Partners LP	34,974,099
1,568,787	Enable Midstream Partners LP	27,893,033
1,086,800	Energy Transfer Equity LP	64,577,656

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
1,677,600	Enterprise Products Partners LP	$ 57,776,544
1,064,700	EOG Resources, Inc.	94,790,241
588,316	EQT Midstream Partners LP	49,918,613
982,440	Genesis Energy LP	42,569,125
808,100	Magellan Midstream Partners LP	62,643,912
767,500	MarkWest Energy Partners LP	45,228,775
1,079,953	NGL Energy Partners LP	30,476,274
535,000	ONEOK Partners LP	22,116,900
1,188,300	Plains All American Pipeline LP	58,927,797
2,824,605	Suncor Energy, Inc.	84,201,475
1,236,200	Sunoco Logistics Partners LP	51,574,264
612,550	Tesoro Logistics LP	33,696,375
695,870	Western Gas Partners LP	49,107,546
139,900	Williams Partners LP	5,933,159

		816,405,788

Pharmaceuticals – 7.8%
2,259,100	Novo Nordisk A/S ADR	100,665,496
692,700	Perrigo Co. PLC	105,110,298
2,960,658	Roche Holding AG ADR	99,951,814

		305,727,608

Road & Rail – 2.8%
1,658,800	Canadian National Railway Co.	109,447,624

Software – 1.6%
422,320	FactSet Research Systems, Inc.	60,640,929

Specialty Retail – 7.7%
1,708,100	Lowe’s Cos., Inc.	115,740,856
1,438,281	The TJX Cos., Inc.	94,840,249
1,010,500	Tiffany & Co.	87,549,720

		298,130,825

Textiles, Apparel & Luxury Goods – 5.4%
1,115,000	NIKE, Inc. Class B	102,858,750
1,566,380	VF Corp.	108,659,781

		211,518,531

Trading Companies & Distributors – 2.3%
375,375	W.W. Grainger, Inc.	88,528,440

TOTAL COMMON STOCKS		$3,737,298,426

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments(a) – 3.8%
Repurchase Agreement – 3.8%
Joint Repurchase Agreement Account II
$145,500,000	0.074%	02/02/15	$ 145,500,000

TOTAL INVESTMENTS – 99.7%			$3,882,798,426

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			13,256,325

NET ASSETS – 100.0%			$3,896,054,751

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Joint repurchase agreement was entered into on January 30, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ADR	— American Depositary Receipt
LP	— Limited Partnership

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,258,471,553

Gross unrealized gain	700,485,039
Gross unrealized loss	(76,158,166)

Net unrealized security gain	$624,326,873

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Senior Term Loans — Senior term loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, Assignments result in a Fund having a direct contractual relationship with the borrower, and a Fund may enforce compliance by the borrower with the terms of the loan agreement.

Underlying Funds — Investments in the Underlying Funds are valued at the NAV per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Fund invests primarily in other mutual funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy.

The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2015:

INCOME BUILDER

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock(a)
Australia and Oceania	$9,066,366	$—	$—
Europe	91,462,933	—	—
North America	718,977,676	—	—
Preferred Stock(a)
Europe	—	2,628,600	—
North America	—	93,279,383	—
Fixed Income
Corporate Obligations	—	897,441,189	—
Mortgage-Backed Obligations	—	1,018,384	—
Asset-Backed Securities	—	103,355	—
Senior Term Loans	—	123,795,745	6,904,329
Investment Companies	92,834,184	—	—
Total	$912,341,159	$1,118,266,656	$6,904,329

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$99,829	$—
Futures Contracts	5,764,653	—	—
Total	$5,764,653	$99,829	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(428,133)	$—
Futures Contracts	(9,297,648)	—	—
Total	$(9,297,648)	$(428,133)	$—

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

RISING DIVIDEND GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks(a)
Europe	$343,950,091	$—	$—
North America	3,393,348,335	—	—
Short-term Investments	—	145,500,000	—
Total	$3,737,298,426	$145,500,000	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2015, the Rising Dividend Growth Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 2, 2015, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$145,500,000	$145,500,891	$148,410,009

REPURCHASE AGREEMENTS — At January 31, 2015, the Principal Amounts of the Rising Dividend Growth Fund’s interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Rising Dividend Growth
BNP Paribas Securities Co.	0.080%	$49,261,918
Citigroup Global Markets, Inc.	0.080	49,261,918
Merrill Lynch & Co., Inc.	0.060	46,976,164
TOTAL		$145,500,000

At January 31, 2015, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.000% to 4.500%	10/01/40 to 03/01/44
Federal National Mortgage Association	3.000 to 5.500	07/01/25 to 08/01/48
Government National Mortgage Association	3.000 to 6.000	11/15/34 to 12/20/44

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non-Diversification Risk — The Rising Dividend Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 30, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 30, 2015

*	Print the name and title of each signing officer under his or her signature.